EMPLOYEE BENEFITS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	R$ 537,290	R$ 584,288
Actuarial liability at the end of the year	481,118	537,290	R$ 584,288
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	537,290	584,288	678,880
Expenses recognized in income for the year	58,737	57,926	42,355
Sponsor's contributions transferred in prior year	(51,788)	(62,213)	(73,324)
Recognition of actuarial loss/(gain)	(63,121)	(42,711)	(63,623)
Actuarial liability at the end of the year	R$ 481,118	R$ 537,290	R$ 584,288